UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-09140
                                                -----------------

                       Phoenix Institutional Mutual Funds
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer              John H. Beers, Esq.
    Counsel and Secretary for Registrant        Vice President and Secretary
       Phoenix Life Insurance Company          Phoenix Life Insurance Company
              One American Row                        One American Row
           Hartford, CT 06103-2899                 Hartford, CT 06103-2899
   ---------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 814-1897
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2006
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.


PHOENIX INSTITUTIONAL MUTUAL FUNDS
GLOSSARY
MARCH 31, 2006

AMBAC
AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC
FINANCIAL GUARANTY INSURANCE COMPANY

FSA
FINANCIAL SECURITY ASSURANCE, INC.

MBIA
MUNICIPAL BOND INSURANCE ASSOCIATION

PSF
THE PERMANENT SCHOOL FUND

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Phoenix Institutional Bond Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
U.S. GOVERNMENT SECURITIES--5.1%

U.S. TREASURY BONDS--3.8%
U.S. Treasury Bond 5.375%, 2/15/31                  $      1,415    $  1,489,508
U.S. Treasury Bond 4.50%, 2/15/36                          2,640       2,477,062
                                                                    ------------
                                                                       3,966,570
                                                                    ------------
U.S. TREASURY NOTES--1.3%
U.S. Treasury Note 4.50%, 2/15/16                          1,355       1,317,843
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $5,465,727)                                           5,284,413
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--19.8%

FHLMC 5.50%, 8/1/18                                          383         380,959
FHLMC 4.50%, 10/1/18                                         610         583,022
FNMA 5%, 2/1/18                                              845         825,515
FNMA 4.50%, 9/1/18                                           582         556,490
FNMA 4.50%, 11/1/18                                        1,176       1,126,468
FNMA 6%, '29-'34                                           2,637       2,640,870
FNMA 7%, 11/1/30                                              90          92,461
FNMA 5.50%, '33-'35                                        8,661       8,466,521
FNMA 5%, 7/1/33                                              289         275,625
FNMA 6.50%, 8/1/33                                           674         689,441
FNMA 4.50%, 9/1/33                                           270         250,419
FNMA 5%, 7/1/35                                              466         443,909
FNMA 5%, 11/1/35                                           2,734       2,603,070
GNMA 7%, 8/15/29                                              98         102,462
GNMA 6.50%, '31-'32                                          576         596,036
GNMA 5%, 9/15/33                                             841         815,840
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,844,619)                                         20,449,108
--------------------------------------------------------------------------------

MUNICIPAL BONDS--9.4%

CALIFORNIA--1.4%
Alameda Corridor Transportation Authority
  Taxable Series C 6.50%, 10/1/19 (MBIA
  Insured)                                                   930         999,722
Fresno County Pension Obligation Taxable 6.21%,
  8/15/06 (FSA Insured)                                      340         341,262

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
CALIFORNIA--(CONTINUED)
Oakland Pension Obligation Taxable Series A
  6.95%, 12/15/08 (MBIA Insured)                    $         66    $     68,677
Oakland Pension Obligation Taxable Series A
  6.98%, 12/15/09 (MBIA Insured)                              34          35,820
                                                                    ------------
                                                                       1,445,481
                                                                    ------------
COLORADO--0.3%
Denver City and County School District No. 1
  Pension Obligation Certificate of Participation
  Taxable 6.76%, 12/15/07 (AMBAC Insured)(h)                  10          10,256
Denver City and County School District No. 1
  Pension Obligation Certificate of Participation
  Taxable 6.76%, 12/15/07 (AMBAC Insured)                    255         261,097
                                                                    ------------
                                                                         271,353
                                                                    ------------
CONNECTICUT--2.4%
Hartford Taxable Series B 4.13%, 8/1/07 (FSA
  Insured)                                                   450         444,402
Hartford Taxable Series B 5.01%, 8/1/15 (FSA
  Insured)                                                   450         438,849
Mashantucket Western Pequot Tribe Taxable
  Series A 6.91%, 9/1/12 (MBIA Insured)                      755         802,988
Mashantucket Western Pequot Tribe Taxable
  Series A 144A 6.57%, 9/1/13 (FSA Insured)(b)               715         756,220
                                                                    ------------
                                                                       2,442,459
                                                                    ------------
FLORIDA--0.7%
University of Miami Exchangeable Revenue
  Taxable Series A 7.40%, 4/1/11 (MBIA Insured)              140         144,306
University of Miami Taxable Series A 7.65%,
  4/1/20 (MBIA Insured)                                      550         567,765
                                                                    ------------
                                                                         712,071
                                                                    ------------
GEORGIA--0.6%
Fulton County Development Authority Georgia
  Tech Foundation Funding Series A 5%, 11/1/31               655         674,316

ILLINOIS--0.9%
Chicago Taxable Series D 4.34%, 1/1/10 (MBIA
  Insured)                                                   330         319,902

Phoenix Institutional Bond Fund

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
ILLINOIS--(CONTINUED)

Kane, Cook & Du Page Counties School District
  No. 46 Taxable Series D 5%, 1/1/10 (FGIC
  Insured)                                          $        265    $    261,873
McHenry County Community Unit School District
  No. 12 Taxable 5%, 12/1/11 (FSA Insured)                   135         133,098
Metropolitan Pier & Exposition Authority
  McCormick Place Expansion Series A 5%,
  12/15/28 (MBIA Insured)                                    225         232,672
                                                                    ------------
                                                                         947,545
                                                                    ------------
MICHIGAN--0.7%
Detroit Taxable 4.97%, 5/1/13 (FSA Insured)                  200         194,762
Detroit Water Supply System Series A 4.50%,
  7/1/30 (FGIC Insured)                                      530         513,978
                                                                    ------------
                                                                         708,740
                                                                    ------------
NEW JERSEY--0.2%
New Jersey Educational Facilities Authority
  Princeton University Series B 4.25%, 7/1/35                235         221,835

NEW YORK--0.5%
Sales Tax Asset Receivable Corp. Taxable Series
  B 3.60%, 10/15/08 (FSA Insured)                            320         307,939
University of Rochester Taxable 5.40%, 7/1/18
  (MBIA Insured)                                             255         251,833
                                                                    ------------
                                                                         559,772
                                                                    ------------
OREGON--0.5%
Oregon Local Governments Pension Obligation
  Taxable 5.771%, 6/1/16 (AMBAC Insured)                     150         152,185
Oregon School Boards Association 2004 Pension
  Obligation Taxable 5.023%, 6/30/16 (FSA
  Insured)                                                   385         372,788
                                                                    ------------
                                                                         524,973
                                                                    ------------
PENNSYLVANIA--0.6%
Philadelphia Authority for Industrial Development
  Pension Funding Taxable Series A 5.79%,
  4/15/09 (MBIA Insured)                                     165         167,416
Pittsburgh Pension Obligation Taxable Series B
  6.35%, 3/1/13 (FGIC Insured)                               400         417,656
                                                                    ------------
                                                                         585,072
                                                                    ------------

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
  Funding Corp. Taxable Series A 6.72%, 6/1/25      $        213    $    212,303

TEXAS--0.4%
Frisco Independent School District 5.125%,
  8/15/30 (PSF Guaranteed)                                   370         384,722

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $9,701,275)                                           9,690,642
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.6%

Bombardier Capital Mortgage Securitization Corp.
  99-A, A3 5.98%, 1/15/18                                    463         411,905
Capital Auto Receivables Assets 04-2, A3 3.58%,
  1/15/09                                                  1,065       1,040,372
Carmax Auto Owner Trust 05-1 C 4.82%, 10/15/11               500         490,420
Centrex Home Equity 05-D, AF2 4.94%, 10/25/35(f)             600         591,750
Chase Manhattan Auto Owner Trust 03-C, A4
  2.94%, 6/15/10                                             415         405,247
Greenwich Structured Arm Products 05-5A, N2
  144A 8.28%, 9/27/45(b)(f)                                  425         425,000
GSAMP Trust 05-HE4N, N1 144A 5.50%,
  7/25/45(b)                                                 199         197,123
Merrill Lynch Mortgage Investors, Inc. 05-NCA A
  5.078%, 2/25/36(f)                                         442         442,332
MMCA Automobile Trust 02-1 C 6.20%, 1/15/10                  276         273,533
Renaissance Home Equity Loan Trust 05-1, AF2
  4.263%, 5/25/35(f)                                         600         592,687
Residential Asset Mortgage Products, Inc. 03-
  RS3, AI4 5.67%, 4/25/33(f)                               1,000         999,834
Residential Funding Mortgage Securities I, Inc. 05-
  SA1, 2A 4.896%, 3/25/35(f)                                 461         452,830
Saxon Asset Securities Trust 05-3, A2C 5.098%,
  11/25/35(f)                                                470         473,231
Wachovia Auto Owner Trust 04-B, A4 3.44%,
  3/21/11                                                  1,090       1,055,537
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $8,001,617)                                           7,851,801
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--19.0%

AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp. 6.125%, 1/15/14                     160         156,400

Phoenix Institutional Bond Fund

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%, 7/15/07    $        215    $    221,467

AIRLINES--3.9%
American Airlines, Inc. 01-1 6.977%, 5/23/21                 520         488,762
Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19            497         500,410
Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23             1,673       1,690,164
Delta Air Lines, Inc. 02-1, G-2 6.417%, 7/2/12               230         231,256
JetBlue Airways Corp. 04-2 C 7.849%, 11/15/08(f)             648         642,782
United Airlines, Inc. 01-1 6.071%, 9/1/14                    480         474,502
                                                                    ------------
                                                                       4,027,876
                                                                    ------------
AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp. 6.50%,
  11/15/13                                                   110         111,877

BROADCASTING & CABLE TV--0.6%
Clear Channel Communications, Inc. 5.50%,
  9/15/14                                                    125         115,500
Comcast Corp. 5.30%, 1/15/14                                 235         223,443
Echostar DBS Corp. 6.375%, 10/1/11                           250         245,625
                                                                    ------------
                                                                         584,568
                                                                    ------------
BUILDING PRODUCTS--0.2%
Masco Corp. 4.80%, 6/15/15                                   275         250,642

CASINOS & GAMING--0.6%
GTECH Holdings Corp. 4.75%, 10/15/10                         150         145,893
Harrah's Operating Co., Inc. 5.625%, 6/1/15                  460         440,760
                                                                    ------------
                                                                         586,653
                                                                    ------------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15                   260         244,868

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc. 5.50%, 2/22/16                           125         123,122

CONSUMER FINANCE--2.5%
Capital One Financial Corp. 5.25%, 2/21/17                   200         187,645
Ford Motor Credit Co. 8.625%, 11/1/10                        455         436,316
General Electric Capital Corp. 6%, 6/15/12                   465         477,552
General Motors Acceptance Corp. 6.875%,
  9/15/11                                                    370         345,250
General Motors Acceptance Corp. 6.75%, 12/1/14               235         211,882
HSBC Finance Corp. 6.75%, 5/15/11                            235         247,402
HSBC Finance Corp. 6.375%, 11/27/12                           95          98,444

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
CONSUMER FINANCE--(CONTINUED)
SLM Corp. 4.70%, 2/1/10(f)                          $        600    $    576,282
                                                                    ------------
                                                                       2,580,773
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
ARAMARK Services, Inc. 5%, 6/1/12                            250         237,619
Cendant Corp. 6.25%, 3/15/10                                 190         194,916
International Lease Finance Corp. 4.75%, 1/13/12             465         443,811
                                                                    ------------
                                                                         876,346
                                                                    ------------
ELECTRIC UTILITIES--0.3%
PPL Capital Funding Trust I Series A 4.33%,
  3/1/09                                                     335         322,157

ELECTRONIC MANUFACTURING SERVICES--0.3%
Jabil Circuit, Inc. 5.875%, 7/15/10                          285         285,343

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 144A 5.625%,
  9/15/12(b)                                                 115         113,103

HEALTH CARE EQUIPMENT--0.4%
Fisher Scientific International, Inc. 6.125%, 7/1/15         190         186,437
Thermo Electron Corp. 5%, 6/1/15                             240         226,491
                                                                    ------------
                                                                         412,928
                                                                    ------------
HEALTH CARE FACILITIES--0.1%
HCA, Inc. 6.30%, 10/1/12                                     110         107,915

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16                      215         212,877

HOMEBUILDING--0.2%
Horton (D.R.), Inc. 5.25%, 2/15/15                           230         209,657

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
AT&T Corp. 9.05%, 11/15/11                                   110         118,911
Qwest Corp. 8.875%, 3/15/12                                  280         314,300
Verizon Global Funding Corp. 4.90%, 9/15/15                  175         161,844
                                                                    ------------
                                                                         595,055
                                                                    ------------
INVESTMENT BANKING & BROKERAGE--1.1%
Goldman Sachs Group, Inc. 4.75%, 7/15/13                     480         453,466
Lehman Brothers Holdings, Inc. 4.80%, 3/13/14                285         270,190
Morgan Stanley 5.375%, 10/15/15                              400         387,434
                                                                    ------------
                                                                       1,111,090
                                                                    ------------

Phoenix Institutional Bond Fund

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
LIFE & HEALTH INSURANCE--0.8%
Jackson National Life Global Funding 144A
  4.74%, 2/10/10(b)(f)                              $        620    $    593,340
Jefferson-Pilot Corp. 4.75%, 1/30/14                         215         204,083
                                                                    ------------
                                                                         797,423
                                                                    ------------
MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12                             220         230,665

MULTI-UTILITIES--0.5%
Dominion Resources, Inc. 5%, 3/15/13                         125         118,375
Duke Capital LLC 5.668%, 8/15/14                             240         237,143
Public Service Co. of New Mexico 4.40%, 9/15/08              135         131,023
                                                                    ------------
                                                                         486,541
                                                                    ------------
OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc. 4.75%, 5/15/18                            275         250,556

OIL & GAS DRILLING--0.3%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15               370         350,058

OIL & GAS EQUIPMENT & SERVICES--0.1%
Hornbeck Offshore Services, Inc. Series B
  6.125%, 12/1/14                                            115         110,975

OIL & GAS STORAGE & TRANSPORTATION--0.2%
Kinder Morgan Management LLC 5.70%, 1/5/16                   225         219,207

OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Citigroup, Inc. 5%, 9/15/14                                  230         220,133
JPMorgan Chase & Co. 5.125%, 9/15/14                         790         759,347
TIAA Global Markets, Inc. 144A 4.125%,
  11/15/07(b)                                                275         269,781
                                                                    ------------
                                                                       1,249,261
                                                                    ------------
PACKAGED FOODS & MEATS--0.2%
Tyson Foods, Inc. 6.60%, 4/1/16                              170         167,911

PROPERTY & CASUALTY INSURANCE--0.6%
Berkley (W.R.) Corp. 5.875%, 2/15/13                         215         211,368
HSB Capital I Series B 5.51%, 7/15/27(f)                     365         364,077
                                                                    ------------
                                                                         575,445
                                                                    ------------
REGIONAL BANKS--0.4%
BB&T Corp. 5.20%, 12/23/15                                   395         382,144

REITS--0.7%
Health Care REIT, Inc. 5.875%, 5/15/15                       275         267,226
HRPT Properties Trust 5.75%, 2/15/14                         210         204,873

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
REITS--(CONTINUED)
iStar Financial, Inc. 6.05%, 4/15/15                $        235    $    232,905
                                                                    ------------
                                                                         705,004
                                                                    ------------
SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5.125%, 9/30/14                              285         272,427

SYSTEMS SOFTWARE--0.2%
Oracle Corp. 144A 5.25%, 1/15/16(b)                          215         206,248

TOBACCO--0.2%
Reynolds (R.J.) Tobacco Holdings, Inc. 6.50%,
  7/15/10                                                    215         217,688

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Capital Corp. 8.375%, 3/15/12                         235         265,526
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $20,122,259)                                         19,621,796
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--29.3%

Bear Stearns Adjustable Rate Mortgage Trust 05-
  12, 13A1 5.475%, 2/25/36(f)                                196         192,807
Bear Stearns Asset Backed Securities Net Interest
  Margin 04-HE5N, A3 5%, 7/25/34                             450         444,164
Bear Stearns Structured Products, Inc. 04-15, A2
  P.O. 144A 0%, 11/27/34(b)                                  575         521,678
Bear Stearns Structured Products, Inc. 04-5 A
  P.O. 144A 0%, 2/25/34(b)                                   361         338,420
Bear Stearns Structured Products, Inc. 04-6 P.O
  0%, 2/25/34                                                410         391,557
Bear Stearns Structured Products, Inc. 05-20N A
  144A 8.318%, 10/25/45(b)(f)                                448         449,496
Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
  3/25/34                                                    701         695,985
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 05-CD1, AM 5.226%, 7/15/44(f)                        595         579,567
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 06-CD2, A4 5.545%, 1/15/46(f)                        890         875,642
Countrywide Alternative Loan Trust 05-43, 4A2
  5.757%, 10/25/35(f)                                        610         600,957
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-13, 1A1 5.50%, 8/25/34                            335         329,319
Countrywide Partnership Trust Net Interest Margin
  04-EC1N 144A 5%, 9/25/35(b)                                 49          48,259
Credit Suisse Mortgage Capital Certificates 06-C1,
  A4 5.609%, 2/15/39(f)                                    1,270       1,267,833

Phoenix Institutional Bond Fund

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
Crown Castle Towers LLC 05-1A, AFX 144A
  4.643%, 6/15/35(b)                                $        600    $    577,992
CS First Boston Mortgage Securities Corp. 05-C5,
  A1  5.046%, 8/15/38(f)                                     586         581,765
CS First Boston Mortgage Securities Corp. 04-1,
  1A1 5.75%, 2/25/34                                         207         206,644
First Horizon Mortgage Pass-Through Trust 03-2,
  1A12 5.75%, 4/25/33                                        600         583,140
GE Capital Commercial Mortgage Corp. 04-C3, A4
  5.189%, 7/10/39(f)                                       1,205       1,173,107
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
  4.871%, 5/25/35(f)                                         986         964,609
Greenwich Capital Commercial Funding Corp. 04-
  GG1, A7 5.317%, 6/10/36(f)                               1,130       1,110,283
Greenwich Capital Commercial Funding Corp. 05-
  GG5, AJ 5.301%,4/10/37(f)                                  560         545,825
GS Mortgage Securities Corp. II 05-GG4, AJ
  4.782%, 7/10/39                                          1,080       1,011,174
GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b)                      173         172,443
JPMorgan Chase Commercial Mortgage
  Securities Corp. 01-CIBC, A3 6.26%, 3/15/33              1,130       1,168,761
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
  1/25/21                                                    528         520,119
Lehman Brothers - UBS Commercial Mortgage
  Trust 04-C4, A2 4.567%, 6/15/29(f)                       1,015         994,753
Lehman Brothers - UBS Commercial Mortgage
  Trust 04-C7, A6 4.786%, 10/15/29(f)                      1,125       1,064,883
Lehman Brothers Commercial Conduit Mortgage
  Trust 99-C2, A2 7.325%, 10/15/32                         1,110       1,169,716
Master Alternative Net Interest Margin Trust 05-
  CW1A, N1 6.75%, 12/26/35                                   246         242,568
Master Resecuritization Trust 05-1 144A 5%,
  10/28/34(b)                                                557         525,168
Master Resecuritization Trust 05-2 144A 4.75%,
  3/28/34(b)                                                 411         379,957
Merrill Lynch Mortgage Trust 04-KEY2, A4
  4.864%, 8/12/39(f)                                       1,110       1,055,795
Nationslink Funding Corp. 99-2, A2C 7.229%,
  6/20/31                                                    830         858,868
PNC Mortgage Acceptance Corp. 00-C2, A2
  7.30%, 10/12/33                                            640         681,476
RAAC Series 05-SP1, 1A1 5%, 9/25/34                        1,161       1,096,931
Structured Asset Securities Corp. 03-32, 1A1
  5.246%, 11/25/33(f)                                        754         722,198

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
Structured Asset Securities Corp. 05-1, 6A1 6%,
  2/25/35                                           $      1,404    $  1,391,044
Structured Asset Securities Corp. 05-6, 4A1 5%,
  5/25/35                                                    892         845,912
Wachovia Bank Commercial Mortgage Trust 04-
  C12, A4 5.235%, 7/15/41(f)                               1,010         992,495
Washington Mutual, Inc. 05-AR3, A2 4.649%,
  3/25/35(f)                                                 844         821,519
Wells Fargo Mortgage Backed Securities Trust 03-
  4, A18 5.50%, 6/25/33                                      580         547,471
Wells Fargo Mortgage Backed Securities Trust 05-
  5, 1A1 5%, 5/25/20                                         545         527,402
Wells Fargo Mortgage Backed Securities Trust 05-
  AR16, 6A3 5%, 10/25/35(f)                                  965         949,667
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $30,930,739)                                         30,219,369
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.9%

BRAZIL--0.2%
Federative Republic of Brazil 8.875%, 10/14/19               180         208,350

CHILE--0.3%
Republic of Chile 5.06%, 1/28/08(f)                          315         316,260

MEXICO--0.4%
United Mexican States 8.375%, 1/14/11                        400         443,200

PANAMA--0.2%
Republic of Panama 7.25%, 3/15/15                            155         165,075

RUSSIA--0.4%
Russian Federation RegS 5%, 3/31/30(d)(f)                    420         460,293

SOUTH AFRICA--0.3%
Republic of South Africa 6.50%, 6/2/14                       255         268,069

TURKEY--0.1%
Republic of Turkey 7.375%, 2/5/25                            115         119,744
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,882,698)                                           1,980,991
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--5.0%

AUSTRALIA--0.4%
United Energy Distribution Holdings Property Ltd.
  144A 5.45%, 4/15/16(b)                                     265         259,157
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)             140         133,638
                                                                    ------------
                                                                         392,795
                                                                    ------------

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------
BRAZIL--0.4%
Petrobras International Finance Co. 9.75%, 7/6/11  $        155  $    181,738
Petrobras International Finance Co. 9.125%,
  7/2/13                                                    170       198,900
                                                                 ------------
                                                                      380,638
                                                                 ------------
CANADA--0.2%
Inco Ltd. 5.70%, 10/15/15                                   185       177,517

CHILE--1.3%
AES Gener SA 7.50%, 3/25/14                                 295       303,487
Banco Santander Chile 144A 5.375%, 12/9/14(b)               190       183,259
Celulosa Arauco y Constitucion SA 5.625%,
  4/20/15                                                   300       288,347
Petropower I Funding Trust 144A 7.36%,
  2/15/14(b)                                                556       521,735
                                                                 ------------
                                                                    1,296,828
                                                                 ------------
GERMANY--0.7%
Deutsche Bank AG NY Series GS 3.613%,
  3/22/12(f)                                                620       585,962
Deutsche Telekom International Finance BV 8%,
  6/15/10                                                   165       179,691
                                                                 ------------
                                                                      765,653
                                                                 ------------
INDIA--0.1%
Vedanta Resources plc 144A 6.625%, 2/22/10(b)               155       151,319

JAPAN--0.3%
Mizuho Finance Group Cayman Ltd. 144A 5.79%,
  4/15/14(b)                                                265       265,668

KAZAKHSTAN--0.5%
Kazkommerts International BV 144A 8.50%,
  4/16/13(b)                                                500       536,250

MEXICO--0.2%
America Movil SA de CV 5.75%, 1/15/15                       265       256,783

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.50%, 9/17/15                     245       241,274

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
  3.437%, 9/15/09(b)                                        174       168,361

SOUTH KOREA--0.1%
Chohung Bank 144A 4.50%, 11/3/14(b)(f)                       75        71,385

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------
SOUTH KOREA--(CONTINUED)
Korea Development Bank 5.75%, 9/10/13              $         70  $     70,535
                                                                 ------------
                                                                      141,920
                                                                 ------------
UNITED STATES--0.4%
Amvescap plc 5.375%, 12/15/14                               245       234,473
XL Capital Europe plc 6.50%, 1/15/12                        205       211,047
                                                                 ------------
                                                                      445,520
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,268,143)                                        5,220,526
-----------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                   ------------  ------------
DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(c)(g)                                1,955         3,128
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $78,535)                                               3,128
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $102,295,612)                                    100,321,774
-----------------------------------------------------------------------------

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------
SHORT-TERM INVESTMENTS(i)--1.3%
COMMERCIAL PAPER--1.3%
CAFCO LLC 4.83%, 4/3/06                            $      1,320     1,319,646
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,319,646)                                        1,319,646
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $103,615,258)                                    101,641,420(a)
Other assets and liabilities, net--1.6%                             1,617,629
                                                                 ------------
NET ASSETS--100.0%                                               $103,259,049
                                                                 ============

Phoenix Institutional Bond Fund

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $697,411 and gross depreciation of $2,671,249 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $103,615,258.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $7,865,000 or 7.6% of net assets.

(c)   Non-income producing.

(d) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(e) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

(f) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(g) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2006, this security amounted to a value of $3,128 or 0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(h)   Escrowed to maturity.

(i)   The rate shown is the discount rate.

Phoenix Low-Duration Core Plus Bond Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     PAR VALUE
                                                        (000)          VALUE
                                                    ------------    ------------
U.S. GOVERNMENT SECURITIES--2.1%

U.S. TREASURY NOTES--2.1%
U.S. Treasury Note 4.625%, 2/29/08                  $        250    $    248,994
U.S. Treasury Note 4.50%, 2/28/11                             70          68,980
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $319,013)                                               317,974
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--11.0%

FNMA 5.50%, 10/1/18                                          218         216,812
FNMA 5%, 12/1/18                                             106         103,351
FNMA 4.50%, 12/1/19                                          263         251,993
FNMA 5%, 12/1/19                                             142         138,628
FNMA 5.50%, 2/1/35                                           250         244,201
FNMA 6%, 2/1/35                                              404         403,808
FNMA 5%, 8/25/35                                              19          19,134
FNMA 5%, 8/25/35                                             196         193,165
FNMA 5.50%, 9/25/35                                          126         125,584
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,733,143)                                           1,696,676
--------------------------------------------------------------------------------

MUNICIPAL BONDS--3.2%

CALIFORNIA--1.7%
San Bernardino County Finance Authority Pension
  Obligation Taxable 6.99%, 8/1/10 (MBIA
  Insured)                                                   250         266,105

ILLINOIS--0.9%
McHenry County Community Unit School District
  No. 12 Taxable 5%, 12/1/11 (FSA Insured)                   140         138,028

PENNSYLVANIA--0.6%
City of Philadelphia Industrial Development
  Authority Pension Obligation Taxable Series A
  5.89%, 4/15/11 (MBIA Insured)                               20          20,594

Philadelphia School District Taxable Series C
  4.29%, 7/1/10 (FSA Insured)                                 75          72,015
                                                                    ------------
                                                                          92,609
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $513,681)                                               496,742
--------------------------------------------------------------------------------

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
ASSET-BACKED SECURITIES--9.8%

American General Mortgage Loan Trust 06-1, A2
  144A 5.75%, 2/1/36(b)(d)                          $         75    $     74,303
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
  4.622%, 11/25/35(d)                                         75          72,938
Great America Leasing Receivables 05-1, A4
  144A 4.97%, 8/20/10(b)                                      70          68,898
GSAA Home Equity Trust 04-10, AF2 4.22%,
  8/25/34(d)                                                  98          97,325
GSAA Home Equity Trust 04-5, AF2 4.736%,
  6/25/34(d)                                                 157         155,638
MMCA Automobile Trust 02-1 C 6.20%, 1/15/10                   79          78,152
Onyx Acceptance Grantor Trust 03-D, A4 3.20%,
  3/15/10                                                    300         295,962
Renaissance Home Equity Loan Trust 05-1, AF2
  4.263%, 5/25/35(d)                                         300         296,344
Renaissance Home Equity Loan Trust 05-3, AF3
  4.814%, 11/25/35(d)                                        100          97,853
Residential Funding Mortgage Securities I, Inc. 05-
  SA1, 2A 4.899%, 3/25/35(d)                                 173         169,811
Soundview Home Equity Loan Trust 05-CTX1, A3
  5.322%, 11/25/35(d)                                        100          98,406
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,524,253)                                           1,505,630
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--21.0%

AIRLINES--4.0%
American Airlines, Inc. 01-1 6.977%, 11/23/22                176         165,569
Continental Airlines, Inc. 01-1 6.703%, 12/15/22             123         123,044
Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19             31          30,831
Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23(f)            232         234,528
United Airlines, Inc. 01-1 6.071%, 3/1/13                     62          61,316
                                                                    ------------
                                                                         615,288
                                                                    ------------
APPLICATION SOFTWARE--0.8%
Activant Solutions, Inc. 144A 10.53%, 4/1/10(b)(d)           125         128,125

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Nuveen Investments, Inc. 5%, 9/15/10                          35          33,808

Phoenix Low-Duration Core Plus Bond Fund

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp. 4.875%,
  6/15/10                                           $         25    $     24,094

AUTOMOTIVE RETAIL--0.2%
Hertz Corp. 144A 8.875%, 1/1/14(b)                            30          31,275

BROADCASTING & CABLE TV--1.3%
COX Communications, Inc. 6.75%, 3/15/11                      130         133,332
Echostar DBS Corp. 6.375%, 10/1/11                            75          73,687
                                                                    ------------
                                                                         207,019
                                                                    ------------
CASINOS & GAMING--0.8%
MGM Mirage, Inc. 6%, 10/1/09                                 125         123,750

COMMUNICATIONS EQUIPMENT--0.5%
Corning, Inc. 6.30%, 3/1/09                                   75          76,442

CONSUMER FINANCE--2.1%
Ford Motor Credit Co. 7.68%, 11/2/07(d)                       15          14,786
Ford Motor Credit Co. 6.625%, 6/16/08                         20          18,939
Ford Motor Credit Co. 8.625%, 11/1/10                        125         119,867
General Motors Acceptance Corp. 6.125%,
  9/15/06                                                     60          59,730
General Motors Acceptance Corp. 6.875%,
  9/15/11                                                    122         113,839
                                                                    ------------
                                                                         327,161
                                                                    ------------
ELECTRIC UTILITIES--1.6%
Consumers Energy Co. Series H 4.80%, 2/17/09                 245         238,899

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Series B 5.75%,
  2/15/11                                                     50          47,875

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 144A 5.625%,
  9/15/12(b)                                                  15          14,753

HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc. 6.125%, 7/1/15          25          24,531

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
NRG Energy, Inc. 7.25%, 2/1/14                                25          25,469

LIFE & HEALTH INSURANCE--1.6%
Jackson National Life Global Funding 144A
  4.74%, 2/10/10(b)(d)                                       250         239,250

                                                     PAR VALUE
                                                        (000)          VALUE
                                                    ------------    ------------
OIL & GAS EXPLORATION & PRODUCTION--0.8%
Forest Oil Corp. 8%, 6/15/08                        $        125    $    130,312

OIL & GAS STORAGE & TRANSPORTATION--0.3%
Kinder Morgan Management LLC 5.35%, 1/5/11                    50          49,203

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Bosphorus Financial Services Ltd. 144A 6.549%,
  2/15/12(b)(d)                                              100         100,741
ERAC USA Finance Co. 144A 5.30%, 11/15/08(b)                  30          29,816
                                                                    ------------
                                                                         130,557
                                                                    ------------
PACKAGED FOODS & MEATS--0.5%
Dean Foods Co. 6.625%, 5/15/09                                75          76,125

PAPER PRODUCTS--0.8%
Bowater, Inc. 7.491%, 3/15/10(d)                             125         126,250

REITS--1.3%
Brandywine Operating Partnership LP 5.625%,
  12/15/10                                                    75          74,323
iStar Financial, Inc. 5.375%, 4/15/10                         75          73,789
Simon Property Group LP 4.60%, 6/15/10                        50          48,214
                                                                    ------------
                                                                         196,326
                                                                    ------------
TOBACCO--0.3%
Reynolds (R.J.) Tobacco Holdings, Inc. 6.50%,
  7/15/10                                                     40          40,500

TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals North America, Inc. 6.50%, 2/15/12             75          73,875

WIRELESS TELECOMMUNICATION SERVICES--1.6%
Nextel Communications, Inc. Series E 6.875%,
  10/31/13                                                   235         242,467
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $3,283,806)                                           3,223,354
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--14.4%

Adjustable Rate Mortgage Trust 05-3, 2A1
  4.718%, 7/25/35(d)                                         213         208,019
Bear Stearns Alt-A Trust 05-2, 2B5 5.256%,
  4/25/35(d)                                                  43          38,682
Bear Stearns Alt-A Trust 05-5, 2B3 5.324%,
  7/25/35(d)                                                  43          37,831
Bear Stearns Commercial Mortgage Securities 04-
  ESA J 144A 5.817%, 5/14/16(b)                              100         100,117

Phoenix Low-Duration Core Plus Bond Fund

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
Bear Stearns Structured Products, Inc. 05-10
  144A 7.07%, 4/26/35(b)(d)                         $         85    $     84,739
Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
  3/25/34                                                    115         114,304
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-12, 12A1 4.774%, 8/25/34(d)                       110         107,996
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-13, 1A1 5.50%, 8/25/34                             87          85,623
Crown Castle Towers LLC 05-1A, AFX 144A
  4.643%, 6/15/35(b)                                          75          72,249
CS First Boston Mortgage Securities Corp. 98-C1
  B 6.59%, 5/17/40                                           150         153,873
CS First Boston Mortgage Securities Corp. 99-C1,
  A2 7.29%, 9/15/41                                          150         157,152
First Horizon Mortgage Pass-Through Trust 04-
  AR4, 2A1 4.409%, 8/25/34(d)                                142         138,464
GMAC Mortgage Corp. Loan Trust 03-GH2, A2
  3.69%, 7/25/20                                              46          45,767
Harborview Mortgage Loan Trust 05-15, B8
  6.526%, 10/20/45(d)                                         50          48,021
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
  1/25/21                                                     98          96,676
Structured Asset Securities Corp. 03-32, 1A1
  5.25%, 11/25/33(d)                                          65          62,215
Structured Asset Securities Corp. 05-1, 6A1 6%,
  2/25/35                                                    160         158,073
Wells Fargo Mortgage Backed Securities Trust 04-
  BB, A1 4.565%, 1/25/35(d)                                  184         179,592
Wells Fargo Mortgage Backed Securities Trust 04-
  EE, 2A3 3.989%, 12/25/34(d)                                188         180,836
Wells Fargo Mortgage Backed Securities Trust 05-
  5, 1A1 5%, 5/25/20                                          63          61,022
Wells Fargo Mortgage Backed Securities Trust 05-
  AR10, 2A16 4.109%, 6/25/35(d)                               75          72,422
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,249,139)                                           2,203,673
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--18.3%

AUSTRALIA--0.2%
Commonwealth of Australia Series 1106 6.75%,
  11/15/06                                                    50(g)       36,075

BRAZIL--4.4%
Federative Republic of Brazil 9.25%, 10/22/10                 80          90,520

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
BRAZIL--(CONTINUED)
Federative Republic of Brazil 5.25%, 4/15/12(d)     $        115    $    114,679
Federative Republic of Brazil 5.25%, 4/15/12(d)               73          72,794
Federative Republic of Brazil 10.25%, 6/17/13                 95         115,568
Federative Republic of Brazil 12.50%, 1/5/16                 600(h)      280,730
                                                                    ------------
                                                                         674,291
                                                                    ------------
CANADA--1.3%
Canada Government 3.75%, 6/1/08                              230(i)      195,958

CHILE--1.0%
Republic of Chile 5.625%, 7/23/07                            150         150,405

COLOMBIA--0.8%
Republic of Colombia 9.75%, 4/23/09                           65          71,906
Republic of Colombia 10%, 1/23/12                             50          59,200
                                                                    ------------
                                                                         131,106
                                                                    ------------
MEXICO--1.5%
United Mexican States 8.375%, 1/14/11                        100         110,800
United Mexican States Series MI10 9.50%,
  12/18/14                                                 1,200(j)      117,213
                                                                    ------------
                                                                         228,013
                                                                    ------------
PERU--0.3%
Republic of Peru 8.375%, 5/3/16                               40          43,600

PHILIPPINES--1.4%
Republic of Philippines 8.375%, 3/12/09                       90          97,088
Republic of Philippines 8.375%, 2/15/11                      105         114,450
                                                                    ------------
                                                                         211,538
                                                                    ------------
RUSSIA--0.7%
Russian Federation RegS 8.25%, 3/31/10(e)                     65          68,750
Russian Federation RegS 5%, 3/31/30(d)(e)                     35          38,358
                                                                    ------------
                                                                         107,108
                                                                    ------------
SOUTH AFRICA--0.7%
Republic of South Africa Series R153 13%,
  8/31/10                                                    550(l)      107,993

THAILAND--0.5%
Kingdom of Thailand Series R042 4.80%, 4/9/10              2,900(k)       73,315

TURKEY--1.6%
Republic of Turkey 11.75%, 6/15/10                           175         211,313
Republic of Turkey 11.50%, 1/23/12                            25          31,375
                                                                    ------------
                                                                         242,688
                                                                    ------------

Phoenix Low-Duration Core Plus Bond Fund

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
VENEZUELA--3.9%
Republic of Venezuela 10.75%, 9/19/13               $        170    $    212,415
Republic of Venezuela 8.50%, 10/8/14                          80          89,800
Republic of Venezuela RegS 5.375%, 8/7/10(e)                 315         305,865
                                                                    ------------
                                                                         608,080
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,790,321)                                           2,810,170
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--8.3%

AUSTRALIA--0.9%
Westfield Capital Corp. 144A 4.375%, 11/15/10(b)             150         142,697

BRAZIL--0.2%
Petrobras International Finance Co. 9.875%,
  5/9/08                                                      30          32,475

CANADA--0.9%
Rogers Wireless Communications, Inc. 8%,
  12/15/12                                                   125         133,281

CHILE--0.3%
Empresa Nacional de Electricidad SA 7.75%,
  7/15/08                                                     40          41,666

GERMANY--1.5%
Deutsche Telekom International Finance BV 8%,
  6/15/10                                                    210         228,697

INDIA--0.5%
ICICI Bank Ltd. 144A 5.75%, 11/16/10(b)                       50          49,329
Vedanta Resources plc 144A 6.625%, 2/22/10(b)                 30          29,288
                                                                    ------------
                                                                          78,617
                                                                    ------------
MEXICO--0.7%
America Movil SA de CV 5.265%, 4/27/07(d)                    100         100,200

POLAND--0.5%
Telekomunikacja Polska SA Finance BV 144A
  7.75%, 12/10/08(b)                                          75          78,995

RUSSIA--1.6%
Gazprom OAO 144A (Gazstream SA) 5.625%,
  7/22/13(b)                                                 228         224,485
Gazprom RegS (Morgan Stanley AG) 9.625%,
  3/1/13(e)                                                   20          23,652
                                                                    ------------
                                                                         248,137
                                                                    ------------

                                                     PAR VALUE
                                                       (000)           VALUE
                                                    ------------    ------------
SINGAPORE--0.3%
Chartered Semiconductor Manufacturing Ltd.
  5.75%, 8/3/10                                     $         40    $     39,447

SOUTH KOREA--0.6%
Korea Development Bank 3.875%, 3/2/09                        100          95,667

UNITED STATES--0.3%
Nova Chemicals Corp. 7.561%, 11/15/13(d)                      49          49,490
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,299,622)                                           1,269,369
--------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.3%

PHARMACEUTICALS--0.3%
Par Pharmaceutical Cos., Inc. Cv. 2.875%,
  9/30/10                                                     60          50,175
--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $49,131)                                                 50,175
--------------------------------------------------------------------------------

CREDIT LINKED NOTES--0.7%

OTHER FOREIGN GOVERNMENT--0.7%
Republic of Indonesia (Citigroup) 14%, 6/15/09                40          39,509
Republic of Turkey (Citigroup) 0%, 6/28/07                    75          75,058
--------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $115,000)                                               114,567
--------------------------------------------------------------------------------

LOAN AGREEMENTS(d)--9.3%

AIRPORT SERVICES--0.5%
Worldspan LP Tranche 7.30%, 2/11/10                           75          73,594

AUTO PARTS & EQUIPMENT--0.3%
Tenneco Automotive, Inc. Tranche B 8.13%,
  12/12/10                                                    52          53,100

BROADCASTING & CABLE TV--0.7%
Charter Communications Operating LLC Tranche
  B 6.90%, 4/27/11                                            75          75,368
DIRECTV Holdings LLC Tranche B 5.004%,
  4/13/13                                                     33          33,708
                                                                    ------------
                                                                         109,076
                                                                    ------------
CASINOS & GAMING--0.5%
MGM MIRAGE Tranche A 6.63%, 4/25/10                           75          75,937

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Solar Capital Corp. Tranche 6.20%, 2/11/13                    50          50,434

Phoenix Low-Duration Core Plus Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------
DEPARTMENT STORES--0.5%
Neiman-Marcus Group, Inc. (The) Tranche
  6.706%, 4/6/13                                   $         71  $     72,271

DIVERSIFIED CHEMICALS--0.2%
Huntsman Corp. Tranche B 6.25%, 8/16/12                      24        24,621

ENVIRONMENTAL & FACILITIES SERVICES--0.8%
Allied Waste North America, Inc. Tranche 5.504%,
  1/15/12                                                    86        86,200
Allied Waste North America, Inc. Tranche A
  6.39%, 1/15/12                                             33        33,467
                                                                 ------------
                                                                      119,667
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Mosaic Global Holdings, Inc. Tranche B 4.766%,
  2/21/12                                                    75        75,278

HEALTH CARE FACILITIES--0.9%
LifePoint Hospitals, Inc. Tranche B 5.129%,
  4/15/12                                                   136       137,085

HEALTH CARE SERVICES--0.7%
Davita, Inc. Tranche B 6.04%, 10/5/12                        56        57,268
Fresenius Medical Care Tranche 4.95%, 4/30/10                50        50,187
                                                                 ------------
                                                                      107,455
                                                                 ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.9%
Mirant North America LLC Tranche B 6.55%,
  1/3/13                                                     25        25,250
NRG Energy, Inc. Tranche B 6.91%, 2/1/13                    105       106,421
                                                                 ------------
                                                                      131,671
                                                                 ------------

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.6%
NTELOS, Inc. Tranche B 5.766%, 8/24/11             $         99  $    100,737

PAPER PRODUCTS--0.5%
NewPage Corp. Tranche B 6.504%, 5/2/11                       75        76,028

PHOTOGRAPHIC PRODUCTS--0.5%
Eastman Kodak Co. Tranche B 6.424%, 10/18/12                 78        78,721

RESTAURANTS--0.7%
Burger King Corp. Tranche B1 6.27%, 6/30/12                  75        75,469
Dunkin Brands, Inc. Tranche 7.32%, 2/27/13                   35        35,087
                                                                 ------------
                                                                      110,556
                                                                 ------------
SPECIALTY CHEMICALS--0.2%
Johnson Diversey, Inc. Tranche B 7.05%,
  12/16/11                                                   25        25,375
-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $1,412,373)                                        1,421,606
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $15,289,482)                                      15,109,936
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS(m)--3.1%

COMMERCIAL PAPER--3.1%
UBS Finance Delaware LLC 4.83%, 4/3/06                      470       469,874
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $469,874)                                            469,874
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.5%
(IDENTIFIED COST $15,759,356)                                      15,579,810(a)

Other assets and liabilities, net--(1.5)%                            (230,458)
                                                                 ------------
NET ASSETS--100.0%                                               $ 15,349,352
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $54,209 and gross depreciation of $237,797 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $15,763,398.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $1,469,060 or 9.6% of net assets.

(c) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country at risk, noted in the header, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f)   All or a portion segregated as collateral for forward currency contracts.

(g)   Par value represents Australian Dollar.

(h)   Par represents Brazilian Real.

(i)   Par value represents Canadian Dollar.

(j)   Par value represents Mexican Peso.

(k)   Par value represents Thailand Baht.

(l)   Par value represents South African Rand.

(m)   The rate shown is the discount rate.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Institutional Mutual Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At March 31, 2006, the total value of these securities represented approximately the following percentage of net assets:

     FUND                              PERCENTAGE OF NET ASSETS
     ----                              ------------------------
     Institutional Bond Fund                      5.1%

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. FORWARD CURRENCY CONTRACTS

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

      At March 31, 2006, the Low-Duration Core Plus Bond Fund had entered into forward currency contracts as follows:

                                                                             NET UNREALIZED
                                                                              APPRECIATION
 CONTRACT TO RECEIVE      IN EXCHANGE FOR    SETTLEMENT DATE      VALUE      (DEPRECIATION)
 -------------------      ---------------    ---------------      -----      --------------
    JPY 5,646,100            USD 50,000          4/17/06         $48,091        $(1,909)
    JPY 11,382,300           USD 100,000         4/24/06          97,055         (2,945)
    JPY 4,657,880            USD 40,000          5/8/06           39,794           (206)
    JPY 4,055,520            USD 35,000          5/15/06          34,679           (321)
                                                                                -------
                                                                                $(5,381)
                                                                                =======

JPY   Japanese Yen   USD United States Dollar

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

G. LOAN AGREEMENTS

      Each Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

      At March 31, 2006 the Institutional Bond Fund held $30,219,369 in non-agency mortgage-back securities which comprised 29.3% of the fund's net assets.

NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At March 31, 2006, the Institutional Bond Fund held the following restricted security:

                                                            MARKET           % OF
                              ACQUISITION   ACQUISITION     VALUE AT         NET ASSETS AT
                              DATE          COST            3/31/06          3/31/06
                              -----         ----            ---------        -------
      Northampton Pulp LLC    12/30/99      $184,367        $3,128            0.0%

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Institutional Mutual Funds
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date May 25, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date May 25, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                         Nancy G. Curtiss, Chief Financial Officer and Treasurer (principal financial officer)

Date May 24, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.